Related Party Transactions - Balances with Related Parties (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Related Party Transaction [Line Items]
Amounts included in "Cash and cash equivalents"	[1]	¥ 158,589	$ 21,727	¥ 1,665,092
Amounts included in "Short-term investments"	[1]	4,935,177	676,116	3,933,713
Amounts included in "Restricted cash"	[1]	91,809	12,578	130,770
Amounts due to related parties		38,250	5,240	24,572
Ping An Group [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	[2]	63,957	8,762	16,439
Amounts due from related parties, non-current	[2]	3,521	482	16,048
Amounts due to related parties	[3]	38,235	5,238	24,558
Other Related Parties [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		¥ 15	$ 2	¥ 14

[1]	The Company has cash or time deposits in commercial banks associated with Ping An Group and purchased certain short-term cash management products managed by Ping An Group as a part of the Company’s cash management plan.
[2]	Receivable from Ping An Group primarily consists of deposit in relation to the operating lease and other agreements, service fee receivable, and interest receivable from cash and cash equivalents.
[3]	The outstanding payable to Ping An Group primarily consists of payable for provision of services related to business operation, IDC service fee and other miscellaneous services.